DELAWARE GROUP EQUITY FUNDS IV
What are the Fund's fees and expenses?
Effective February 27, 2012, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class – Class A" in this prospectus for more information.

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated January 28, 2012

The following paragraph is added immediately before the Fund’s fee table in the section entitled, “What are the Fund’s fees and expenses?” on page 1.

Effective February 27, 2012, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class – Class A" in this prospectus for more information.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 9, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000778108
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
DELAWARE GROUP EQUITY FUNDS IV
Risk/Return:	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective February 27, 2012, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class – Class A" in this prospectus for more information.

Supplement [Text Block]	dfcix_SupplementTextBlock
DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated January 28, 2012

The following paragraph is added immediately before the Fund’s fee table in the section entitled, “What are the Fund’s fees and expenses?” on page 1.

Effective February 27, 2012, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class – Class A" in this prospectus for more information.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.